Funding debts - Remaining contractual maturity (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Funding debts
Funding debts
Less than 1 year	¥ 679,957
More than 3 years	21,498
Total	701,455
Loan payables to individual investors via financial partners
Funding debts
Less than 1 year	268,167
More than 3 years	21,498
Total	289,665
Loan payables to investors of consolidated trusts
Funding debts
Less than 1 year	290,103
Total	290,103
Loan payables to a shareholder
Funding debts
Less than 1 year	121,687
Total	121,687
Associated interest payments
Funding debts
Less than 1 year	24,300
1 - 2 years	2,511
2 - 3 years	2,511
More than 3 years	2,092
Total	31,414
Interest payments
Funding debts
Less than 1 year	24,300
1 - 2 years	2,511
2 - 3 years	2,511
More than 3 years	2,092
Total	¥ 31,414